Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 212,116	$ 148,759	$ 181,274
Weighted-average number of common shares outstanding - Basic (in shares)	210,663,057	210,660,590	210,632,812
Weighted-average number of common shares outstanding - Diluted (in shares)	210,663,057	210,660,590	210,632,812
Basic net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 1.01	$ 0.71	$ 0.86
Diluted net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 1.01	$ 0.71	$ 0.86